Related Party Transactions	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Related Party Transactions [Abstract]
Related Party Transactions

NOTE 5 - RELATED PARTY TRANSACTIONS

Supplier (Former Related Party)

A family member of an officer/shareholder owned a minority interest in a company in China, which is the sole supplier of ballasts to the Company. Purchases from the supplier for the three and six months ended June 30, 2018 totaled approximately $268,000 and $1,098,000, and $708,000 and $1,596,000, respectively for the three and six months ended June 30, 2017,. The Company believes purchase prices from this vendor approximated what the Company would have to pay from an independent third party vendor. In 2017, the Company determined that due to a change in relationship status, this vendor that was formerly considered a related party, was deemed to no longer be a related party. At June 30, 2018 and December 31, 2017, the Company owed the former related party $0 and $381,457, respectively. At June 30, 2018 and December 31, 2017, the Company had made advanced deposit payments to this vendor for $529,850 and $735,730, respectively, which will be applied to purchase inventory upon delivery.

Due to Related Parties

As of June 30, 2018 and December 31, 2017, the Company owed related parties $118,210 and $146,534, respectively. The balances are interest owed on notes payable to related parties (see Note 6). During the six months ended June 30, 2018, the Company added $39,782 of additional accrued interest and made interest payments of $68,106.

NOTE 4 – RELATED PARTY TRANSACTIONS

Supplier (Former Related Party)

A family member of an officer/shareholder owned a minority interest in a company in China, which is the sole supplier of ballasts to the Company. Purchases from the related party for the years ended December 31, 2017 and 2016 totaled approximately $3,805,248 and $3,119,000, respectively. The Company believes purchase prices from this vendor approximated what the Company would have to pay from an independent third party vendor. In 2017, the Company determined that due to a change in relationship status, this vendor that was formerly considered a related party, was deemed to no longer be a related party. At December 31, 2017 and 2016, the Company owed the former related party $381,457 and $1,083,764, respectively. At December 31, 2017, the Company had made advanced deposit payments to this vendor for $735,730, which will be applied to purchased inventory upon delivery.

Due to Related Parties

As of December 31, 2017, and December 31, 2016, the Company owed related parties $146,534 and $134,086, respectively. Included in the balances were short-term loans from the two officers/shareholders to the Company totaling $3,297 as of December 31, 2017 and 2016, respectively. The balances are payable on demand, bear zero interest and are unsecured. The balances also included interest owed on the notes payable to related parties, which totaled to $65,222 and $68,471 at December 31, 2017 and 2016, respectively. Also included is $29,580 and $62,319 of unpaid compensation, which was owed to the officers/shareholders as of December 31, 2017 and 2016, respectively.